Options Granted under Gold Fields Management Incentive Scheme (Detail) (Gold Fields Management Incentive Scheme [Member])	6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ZAR
Number of Options
Beginning Balance	1,352,633	1,352,633	311,225	311,225	976,533	976,533	2,304,421	2,304,421
Exercised and released	(348,430)	(348,430)	(204,570)	(204,570)	(614,340)	(614,340)	(778,172)	(778,172)
Forfeited	(27,670)	(27,670)	(31,155)	(31,155)	(50,968)	(50,968)	(173,616)	(173,616)
Ending Balance	976,533	976,533	75,500	75,500	311,225	311,225	1,352,633	1,352,633
Average option price
Average price, at beginning of year	$ 10.06	76.15	$ 9.04	73.48	$ 11.24	75.85	$ 9.58	77.20
Exercised and released	$ 10.56	75.40	$ 8.38	68.60	$ 10.02	72.33	$ 9.84	74.62
Forfeited	$ 13.45	96.06	$ 9.02	73.91	$ 16.43	118.63	$ 12.80	97.01
Average price, at end of year	$ 11.24	75.85	$ 10.09	86.51	$ 9.04	73.48	$ 10.06	76.15